INITIAL PUBLIC OFFERING	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 3.     INITIAL PUBLIC OFFERING

On October 10, 2018, the Company sold 44,000,000 Units at a purchase price of $10.00 per Unit in the Initial Public Offering, including 4,000,000 Units issued pursuant to the partial exercise of the underwriters’ over-allotment option. Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 6).

NOTE 3.  INITIAL PUBLIC OFFERING

On October 10, 2018, the Company sold 44,000,000 Units at a purchase price of $10.00 per Unit in the Initial Public Offering, including 4,000,000 Units issued pursuant to the partial exercise of the underwriters’ over-allotment option. Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 6).